Business Combinations - Summary of Identifiable Intangible Assets Acquired and Weighted Average Useful Lives (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 14,100
Avizia, Inc. [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amount		$ 40,273
Aligned Telehealth Inc [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amount		14,100
Developed technology [Member] | Avizia, Inc. [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amount		$ 37,064
Weighted Average Life(Years)		10 years
Customer relationships [Member] | Avizia, Inc. [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amount		$ 3,209
Weighted Average Life(Years)		10 years
Customer relationships [Member] | Aligned Telehealth Inc [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 13,800	$ 13,800
Weighted Average Life(Years)	7 years	7 years
Trade name [Member] | Aligned Telehealth Inc [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 300	$ 300
Weighted Average Life(Years)	7 years	7 years